Expenses from Continuing Operations (Tables)	12 Months Ended
Jun. 30, 2025
Expenses from Continuing Operations [Abstract]
Schedule of Consultants and Professional Services
	30 June 2025 $	30 June 2024 $	30 June 2023 $
Consultants and professional services
Taxation advisors	(36,037)	(2,811)	(21,242)
Company secretarial advisors	-	-	(4,075)
Strategy advisors	(292,553)	(17,551)	-
Legal fees	(11,249,177)	(1,271,314)	(282,020)
Accounting fees	(336,934)	(59,059)	-
Government affairs	(168,033)	-	-
General	(255,467)	(32,910)	(3,400)
	(12,338,201)	(1,383,645)	(310,737)

Schedule of Directors’ Fees
	30 June 2025 $	30 June 2024 $	30 June 2023 $
Directors’ fees
Directors’ fees	(1,391,263)	(136,901)	-
	(1,391,263)	(136,901)	-

Schedule of Finance Expenses
	30 June 2025 $	30 June 2024 $	30 June 2023 $
Finance expenses
Issue of 1,000,000 warrants to Empery	-	(365,000)	-
Issue of 1,814,797 warrants to GEM	-	(27,200,000)	-
Issue of PIPE warrants to broker (note 21)	(25,703)	-	-
Establishment fees associated with loan facility (note 28)	(313,931)	-	-
GEM payable (note 15)	(480,000)	(1,145,000)	-
GEM payable – Interest (note 15)	590,168	(999,620)	-
Interest expense – leased assets	(2,851)	(7,891)	-
Interest expenses – loan with related party (note 18)	(8,031)	-	-
Bank fees	(55,910)	(60,827)	(7,776)
Other expenses	(169,841)	(50,528)	(7,095)
	(466,099)	(29,828,866)	(14,871)

Schedule of Merger Expenses
	30 June 2025 $	30 June 2024 $	30 June 2023 $
Merger Expenses
Merger expenses	(3,000,000)	(9,373,737)	(5,104,937)
	(3,000,000)	(9,373,737)	(5,104,937)

Schedule of Listing Expenses
	30 June 2025 $	30 June 2024 $	30 June 2025 $
Listing Expenses
IFRS 2 listing expenses (note 29)	-	(67,797,276)	-
Issue of 122,549 shares to GEM to settle financing costs	-	(1,875,000)	-
Loss on extinguishment of liabilities	-	(6,334,883)	-
	-	(76,007,159)	-